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                                  [LETTERHEAD]

                                                                  August 6, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Morgan Stanley International SmallCap Fund
     File # 33-53295
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on July 29, 2002.

                                                      Very truly yours,
                                                      /s/JOANNE DOLDO
                                                      -----------------------
                                                      Joanne Doldo
                                                      Assistant Secretary

cc:  Barry Fink Esq.
     Larry Greene, Esq.